Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 62,847	$ 81,756
Gross unrealized gains	740	698
Gross unrealized losses	(463)	(534)
Fair value	63,124	81,920
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,003	2,562
Gross unrealized gains	2	1
Gross unrealized losses	(118)	(22)
Fair value	2,887	2,541
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,547	3,237
Gross unrealized gains	3	27
Gross unrealized losses	(225)	(31)
Fair value	3,325	3,233
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25,472	38,523
Gross unrealized gains	422	323
Gross unrealized losses	(99)	(322)
Fair value	25,795	38,524
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,888	7,336
Gross unrealized gains	3	11
Gross unrealized losses	(1)	(2)
Fair value	5,890	7,345
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,237	2,418
Gross unrealized gains	3	5
Gross unrealized losses	(13)	(53)
Fair value	2,227	2,370
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,004	7,504
Gross unrealized gains	1
Gross unrealized losses	(2)	(90)
Fair value	7,003	7,414
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	498	859
Gross unrealized gains	6	2
Gross unrealized losses	0	(7)
Fair value	504	854
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	14,934	19,041
Gross unrealized gains	58	76
Gross unrealized losses	(4)	(3)
Fair value	14,988	19,114
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	264	276
Gross unrealized gains	242	253
Gross unrealized losses	(1)	(4)
Fair value	$ 505	$ 525